Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	21
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		December 15, 2012
Closing Date:		January 30, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:		$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%		February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%		December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%		July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%		September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%		September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%		June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$15,084,375.34	0.0310378	$-	-	$15,084,375.34
Class A-3 Notes	$422,000,000.00	1.0000000	$403,576,247.88	0.9563418	$18,423,752.12
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$672,314,375.34	0.4517543	$638,806,247.88	0.4292389	$33,508,127.46

Weighted Avg. Coupon (WAC)	3.89%		3.89%
Weighted Avg. Remaining Maturity (WARM)	39.78		38.95
Pool Receivables Balance	$711,156,169.63		$677,142,707.73
Remaining Number of Receivables	56,095		54,830

Adjusted Pool Balance	$702,968,119.70		$669,459,992.24

III. COLLECTIONS

Principal:
Principal Collections	$32,997,131.64
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$531,037.83
Total Principal Collections	$33,528,169.47

Interest:
Interest Collections	$2,285,485.35
Late Fees & Other Charges	$62,808.06
Interest on Repurchase Principal	$-
Total Interest Collections	$2,348,293.41

Collection Account Interest	$420.03
Reserve Account Interest	$44.88
Servicer Advances	$-

Total Collections	$35,876,927.79

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	21
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$35,876,927.79
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$35,876,927.79
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$592,630.14		$592,630.14	$592,630.14
Collection Account Interest					$420.03
Late Fees & Other Charges					$62,808.06
Total due to Servicer					$655,858.23

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$5,028.13		$5,028.13
Class A-3 Notes		$196,933.33		$196,933.33
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$303,961.46		$303,961.46	$303,961.46

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$34,841,271.85

7. Regular Principal Distribution Amount:					$33,508,127.46

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$15,084,375.34
Class A-3 Notes				$18,423,752.12
Class A-4 Notes				$-
Class A Notes Total:		$33,508,127.46		$33,508,127.46
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$33,508,127.46		$33,508,127.46

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,333,144.39

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$8,188,049.93
Beginning Period Amount	$8,188,049.93
Current Period Amortization	$505,334.44
Ending Period Required Amount	$7,682,715.49
Ending Period Amount	$7,682,715.49
Next Distribution Date Amount	$7,198,240.39

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	21
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		4.36%	4.58%	4.58%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.51%	54,011	98.04%	$663,862,916.27
30 - 60 Days	1.15%	628	1.51%	$10,242,808.55
61 - 90 Days	0.26%	144	0.34%	$2,302,953.10
91 + Days	0.09%	47	0.11%	$734,029.81
		54,830		$677,142,707.73
Total
Delinquent Receivables 61 + days past due	0.35%	191	0.45%	$3,036,982.91
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.41%	230	0.51%	$3,636,150.60
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.30%	172	0.38%	$2,835,105.89
Three-Month Average Delinquency Ratio	0.35%		0.45%

Repossession in Current Period		62		$1,031,285.26
Repossession Inventory		198		$663,633.24

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,016,330.26
Recoveries				$(531,037.83)
Net Charge-offs for Current Period				$485,292.43

Beginning Pool Balance for Current Period				$711,156,169.63

Net Loss Ratio				0.82%
Net Loss Ratio for 1st Preceding Collection Period				0.61%
Net Loss Ratio for 2nd Preceding Collection Period				1.55%
Three-Month Average Net Loss Ratio for Current Period				0.99%

Cumulative Net Losses for All Periods				$9,597,759.06
Cumulative Net Losses as a % of Initial Pool Balance				0.62%

Principal Balance of Extensions				$3,138,094.20
Number of Extensions				193

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